361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 118.5%
43,838,917	Federated Treasury Obligations Fund – Institutional Class, 0.090%[1]	$43,838,917
8,322,867	Federated U.S. Treasury Cash Reserves – Institutional Class, 0.040%[1]	8,322,867
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $52,161,784)	52,161,784
	TOTAL INVESTMENTS — 118.5%
	(Cost $52,161,784)	52,161,784
	Liabilities in Excess of Other Assets — (18.5)%	(8,157,821)
	TOTAL NET ASSETS — 100.0%	$44,003,963

[1]	The rate is the annualized seven-day yield at period end.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2020	(Depreciation)
12	E-Mini S&P MidCap 400	September 2020	$2,231,640	$2,232,600	$960
160	E-Mini Russell 2000 Index	September 2020	11,794,680	11,822,400	27,720

TOTAL FUTURES CONTRACTS			$14,026,320	$14,055,000	$28,680